TAXATION - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2023	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Reduction of taxation			$ (63)	$ (31)	$ (54)
Tax receivable from payments made			18	37	49
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			1	4	7
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			39	23	19
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			8	42	74
Provision for settlement				34
Income taxes paid (refund)	$ 3	$ 25
Reduction of taxation		$ 6
Penalties not provided for			8	8	9
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			8	8	8
Provision for settlement			2	2	2
Mali Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			3	4	4
Tanzania Revenue Authority
Disclosure of contingent liabilities [line items]
Additional tax assessment				44
Tax receivable from payments made			23	24	25
Tanzania Revenue Authority | Income tax
Disclosure of contingent liabilities [line items]
Tax assessment			$ 369	$ 318	$ 291
Minimum
Disclosure of contingent liabilities [line items]
Average effective tax rate			15.00%
Minimum | Forecast
Disclosure of contingent liabilities [line items]
Exposure to Pillar II rules			$ 9
Maximum
Disclosure of contingent liabilities [line items]
Average effective tax rate			15.00%
Maximum | Forecast
Disclosure of contingent liabilities [line items]
Exposure to Pillar II rules			$ 13